Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Effective income tax rate	(0.16%)	(0.04%)	(0.07%)	0.00%
Valuation allowance			$ 8,910,048	$ 3,799,718
Bermuda [Member]
Income Taxes [Line Items]
Effective income tax rate			0.00%
Switzerland [Member]
Income Taxes [Line Items]
Net operating loss carry forwards			$ 22,900,000
Net operating loss carry forwards expiration date			Mar. 31, 2026
United Kingdom [Member]
Income Taxes [Line Items]
Net operating loss carry forwards			$ 200,000
United States [Member]
Income Taxes [Line Items]
Research and development tax credit carry forwards			$ 600,000
Tax credit carry forward, expiration date			Mar. 31, 2039